Revenue	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters, including conventional voyages and lightering voyages, are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as commercial management services to third-party owners of vessels. Finally, the Company manages liquefied natural gas (or LNG) terminals and procures LNG-related goods for terminal owners and other customers. For descriptions of these types of contracts, see Item 18 - Financial Statements: Note 3 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2018.

The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2019 and September 30, 2018. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which are part of the Company's ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Voyage charter revenues
Suezmax	85,523	90,267	268,972	243,771
Aframax	51,075	29,210	164,381	76,952
LR2	23,989	16,712	84,001	40,312
Full service lightering	12,447	15,858	58,902	70,982
Total	173,034	152,047	576,256	432,017

Time-charter revenues
Aframax	—	7,784	1,837	31,608
Suezmax	1,909	2,909	4,938	13,063
LR2	—	1,633	—	7,149
Total	1,909	12,326	6,775	51,820

Other revenues
Ship-to-ship support services	4,649	8,217	17,810	22,452
Commercial management	1,893	2,050	6,219	6,246
LNG terminal management, consultancy, procurement and other	819	1,275	10,022	3,504
Total	7,361	11,542	34,051	32,202

Total revenues	182,304	175,915	617,082	516,039

Charters-out
As at September 30, 2019, one (December 31, 2018 - two) of the Company’s vessels operated under a fixed-rate time charter contract, which is scheduled to expire in 2020. As at September 30, 2019, the minimum scheduled future revenues to be received by the Company under this time charter were approximately $6.3 million (December 31, 2018 - $6.3 million).